Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Research and development	$ 1,914			$ 4,517			$ 6,561	$ 17,495	$ 21,553	$ 9,158
General and administrative	1,561			1,742			5,101	5,729	7,256	6,728
Total operating expenses	3,475			6,259			11,662	23,224	28,809	15,886
Loss from operations	(3,475)			(6,259)			(11,662)	(23,224)	(28,809)	(15,886)
Other income (expense)
(Loss) gain from change in fair value of warrant liabilities	(53)			297			194	94	297	2,955
Interest income, net	151			310			425	711	920	461
Total other income	98			607			619	805	1,217	3,416
Loss before income taxes	(3,377)			(5,652)			(11,043)	(22,419)	(27,592)	(12,470)
Provision for income taxes	0			0			0	0	0	0
Net loss and comprehensive net loss	$ (3,377)	$ (3,995)	$ (3,671)	$ (5,652)	$ (10,053)	$ (6,714)	$ (11,043)	$ (22,419)	$ (27,592)	$ (12,470)
Loss per share:
Loss per share of common stock, basic (in dollars per share)	$ (1.52)			$ (6.09)			$ (6.93)	$ (35.63)	$ (39.13)	$ (27.05)
Loss per share of common stock, diluted (in dollars per share)	$ (1.52)			$ (6.09)			$ (6.93)	$ (35.63)	$ (39.13)	$ (27.05)
Weighted average shares of common stock outstanding:
Weighted average shares of common stock, basic (in shares)	2,219,625			928,553			1,592,483	629,303	705,193	461,009
Weighted average shares of common stock, diluted (in shares)	2,219,625			928,553			1,592,483	629,303	705,193	461,009